RELATED PARTY TRANSACTIONS (Details) - Schedule of rent payments expenses - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Related Party Transaction [Line Items]
Rent Payments	$ 987,250	$ 987,250
Rent Expense	1,531,877	1,776,380
Jamaica Avenue At 169th Street [Member]
Related Party Transaction [Line Items]
Rent Payments	625,000	625,000
Rent Expense	1,150,682	1,395,185
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Rent Payments	362,250	362,250
Rent Expense	$ 381,195	$ 381,195